Accumulated other comprehensive income, net of tax	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Accumulated other comprehensive income, net of tax

Note 24.      Accumulated other comprehensive income, net of tax

USD'000
Accumulated other comprehensive income as at December 31, 2022		775
Total net foreign currency translation adjustments (1)	(2)
Total defined benefit pension adjustment	11
Total other comprehensive income / (loss), net		9
Accumulated other comprehensive income as at December 31, 2023		784
Total net foreign currency translation adjustments	-
Total defined benefit pension adjustment	(26)
Total other comprehensive income / (loss), net		(26)
Accumulated other comprehensive income as at December 31, 2024		758
(1) Adjusted for rounding

There is no income tax expense or benefit allocated to other comprehensive income.